Related Parties - Schedule of Revenue by Each Company (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Each Company [Line Items]
Revenue		$ 4,604	$ 4,606
Payables to Related Parties [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		1,004
Casino Group Companies [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		5,945
Relevanc Colombia S.A.S [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		3,204	701
Relevanc Colombia S.A.S [Member] | Casino Group Companies [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		1,082
International Retail Trade and Services IG [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		922	295
International Retail Trade and Services IG [Member] | Payables to Related Parties [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		91
Casino International [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		392	1,175
Casino International [Member] | Casino Group Companies [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		3,224
Casino Services [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		46
Casino Services [Member] | Payables to Related Parties [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		885
Casino Services [Member] | Casino Group Companies [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		7
Distribution Casino France [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		40	534
Greenyellow Energía de Colombia S.A.S [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue			1,901
Companhia Brasileira de Distribuição S.A. - CBD [Member] | Casino Group Companies [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		822
International Retail and Trade Services [Member] | Casino Group Companies [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		810
Other Revenue [Member] | Payables to Related Parties [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		28
Costs and Expenses [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		10,036	60,330
Costs and Expenses [Member] | Relevanc Colombia S.A.S [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		607	595
Costs and Expenses [Member] | International Retail Trade and Services IG [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		1,754
Costs and Expenses [Member] | Casino Services [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		1,263	229
Costs and Expenses [Member] | Distribution Casino France [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		4,001	6,404
Costs and Expenses [Member] | Greenyellow Energía de Colombia S.A.S [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue			40,841
Costs and Expenses [Member] | Euris [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		1,814
Costs and Expenses [Member] | Companhia Brasileira de Distribuição S.A. - CBD [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		586	12,248
Costs and Expenses [Member] | Cdiscount S.A. [Member]
Schedule of Revenue by Each Company [Line Items]
Revenue		$ 11	$ 13